Trademarks, Trade Name, Other Intangible Assets and Goodwill (Tables)	3 Months Ended
Mar. 31, 2021
Trademarks, Trade Name, Other Intangible Assets and Goodwill
Schedule of Finite-Lived Intangible Assets

The following table sets forth amortizable other intangible assets, net (in thousands):

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
March 31, 2021
Trade names	10	$9,430	$(168)	$9,262
Distribution agreements	15	3,720	(2,500)	1,220
Photo and magazine archives	10	2,000	(2,000)	—
Customer list	10	1,180	(148)	1,032
Total		$16,330	$(4,816)	$11,514

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
December 31, 2020
Distribution agreements	15	$3,720	$(2,438)	$1,282
Photo and magazine archives	10	2,000	(1,967)	33
Licensing agreements	9	5,913	(5,913)	—
Customer list	10	1,180	(118)	1,062
Total		$12,813	$(10,436)	$2,377

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of March 31, 2021, expected amortization expense relating to definite-lived intangible assets for each of the next five years and thereafter is as follows (in thousands):

Remainder of 2021	$983
2022	1,309
2023	1,309
2024	1,309
2025	1,309
Thereafter	5,295
Total	$11,514

Schedule of Goodwill	The following table sets forth our activity with respect to goodwill (in thousands):

Balance at December 31, 2020	$504
Acquisition of TLA	18,731
Balance at March 31, 2021	$19,235